Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Jun. 30, 2024 USD ($)
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2025	$ 1,187,594
2026	1,128,283
2027	1,036,496
2028	668,385
2029	254,314
Thereafter	396,409
Total	$ 4,671,481